Motley Fool Value Factor ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Aerospace & Defense - 0.6%
Textron, Inc.	467	$ 42,852

Air Freight & Logistics - 4.7%
FedEx Corp.	852	350,811

Automobile Components - 1.0%
BorgWarner, Inc.	841	60,401
Phinia, Inc.	182	14,061
		74,462

Banks - 0.2%
Axos Financial, Inc. (a)	173	15,035

Biotechnology - 2.3%
Biogen, Inc. (a)	469	91,924
BioMarin Pharmaceutical, Inc. (a)	404	23,145
Emergent BioSolutions, Inc. (a)	442	4,031
Exelixis, Inc. (a)	937	47,300
		166,400

Broadline Retail - 3.3%
Coupang, Inc. (a)	4,837	80,294
eBay, Inc.	1,358	148,389
Etsy, Inc. (a)	279	18,950
		247,633

Capital Markets - 1.0%
Affiliated Managers Group, Inc.	67	20,291
Donnelley Financial Solutions, Inc. (a)	122	4,842
FactSet Research Systems, Inc.	75	18,410
Houlihan Lokey, Inc.	193	27,341
		70,884

Consumer Finance - 0.7%
Bread Financial Holdings, Inc.	349	31,085
Nelnet, Inc. - Class A	175	22,850
		53,935

Consumer Staples Distribution & Retail - 2.5%
Maplebear, Inc. (a)	1,425	56,715
Sysco Corp.	1,430	108,408
United Natural Foods, Inc. (a)	454	23,313
		188,436

Distributors - 0.7%
LKQ Corp.	1,794	48,653

Diversified Consumer Services - 0.1%
Duolingo, Inc. (a)	88	9,800

Diversified Telecommunication Services - 0.1%
Bandwidth, Inc. - Class A (a)	149	9,680

Electronic Equipment, Instruments & Components - 0.3%
Zebra Technologies Corp. - Class A (a)	92	22,414

Entertainment - 4.9%
Walt Disney Co.	3,555	362,006

Financial Services - 5.8%
Block, Inc. (a)	1,933	146,367
Euronet Worldwide, Inc. (a)	221	16,018
Marqeta, Inc. - Class A (a)	2,862	11,620
PayPal Holdings, Inc.	5,222	233,684
WEX, Inc. (a)	120	17,395
		425,084

Food Products - 0.6%
Darling Ingredients, Inc. (a)	329	19,444
McCormick & Co., Inc.	543	25,722
		45,166

Health Care Equipment & Supplies - 2.5%
Align Technology, Inc. (a)	207	36,215
DexCom, Inc. (a)	741	54,641
Globus Medical, Inc. - Class A (a)	335	27,430
Solventum Corp. (a)	916	68,654
		186,940

Health Care Providers & Services - 9.8%
CVS Health Corp.	4,936	449,077
HCA Healthcare, Inc.	605	229,017
Progyny, Inc. (a)	273	6,978
Quest Diagnostics, Inc.	213	41,514
		726,586

Health Care Technology - 0.1%
Doximity, Inc. - Class A (a)	478	10,229

Hotels, Restaurants & Leisure - 5.9%
Airbnb, Inc. - Class A (a)	1,171	156,106
Booking Holdings, Inc.	1,595	267,051
Vail Resorts, Inc.	86	11,489
		434,646

Household Durables - 0.5%
NVR, Inc. (a)	6	36,629

Household Products - 0.2%
Spectrum Brands Holdings, Inc.	191	15,030

Insurance - 0.8%
CNA Financial Corp.	1,285	54,047
Trupanion, Inc. (a)	128	2,793
		56,840

Interactive Media & Services - 1.4%
Match Group, Inc.	917	33,131
Pinterest, Inc. - Class A (a)	3,488	69,935
		103,066

IT Services - 4.4%
Cognizant Technology Solutions Corp. - Class A	1,684	93,892
Gartner, Inc. (a)	314	50,931
GoDaddy, Inc. - Class A (a)	511	43,859
Kyndryl Holdings, Inc. (a)	1,864	23,244
Okta, Inc. (a)	441	54,362
Twilio, Inc. - Class A (a)	308	58,717
		325,005

Leisure Products - 0.3%
Hasbro, Inc.	297	25,592

Life Sciences Tools & Services - 1.0%
Illumina, Inc. (a)	298	48,562
Medpace Holdings, Inc. (a)	53	23,697
		72,259

Machinery - 1.0%
Blue Bird Corp. (a)	60	4,066
Middleby Corp. (a)	153	23,716
Oshkosh Corp.	141	18,330
Tennant Co.	78	6,717
Toro Co.	202	18,156
		70,985

Media - 0.7%
Magnite, Inc. (a)	371	5,317
PubMatic, Inc. - Class A (a)	381	4,450
Trade Desk, Inc. - Class A (a)	1,954	42,128
		51,895

Oil, Gas & Consumable Fuels - 9.9%
Chevron Corp.	1,700	310,182
EQT Corp.	1,884	103,488
Exxon Mobil Corp.	2,169	315,069
Vitesse Energy, Inc.	237	4,095
		732,834

Passenger Airlines - 0.4%
Alaska Air Group, Inc. (a)	686	31,570

Personal Care Products - 0.1%
elf Beauty, Inc. (a)	122	6,832

Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	6,162	352,343

Professional Services - 0.4%
Paycom Software, Inc.	196	27,375

Real Estate Management & Development - 0.3%

Zillow Group, Inc. - Class C (a)	702		24,570

Residential REITs - 0.6%
Invitation Homes, Inc.	1,505		44,021

Semiconductors & Semiconductor Equipment - 0.3%
Cirrus Logic, Inc. (a)	124		21,074

Software - 14.2%
Adobe Systems, Inc. (a)	1,350		349,934
Blackbaud, Inc. (a)	144		4,419
BlackLine, Inc. (a)	200		5,880
Box, Inc. - Class A (a)	617		16,634
Docusign, Inc. (a)	875		45,955
HubSpot, Inc. (a)	151		33,315
Salesforce, Inc.	1,732		330,985
Varonis Systems, Inc. (a)	363		12,397
Workday, Inc. - Class A (a)	895		130,840
Zoom Communications, Inc. - Class A (a)	1,141		115,914
			1,046,273

Specialty Retail - 3.4%
CarMax, Inc. (a)	809		36,098
Chewy, Inc. - Class A (a)	1,678		37,822
Stitch Fix, Inc. - Class A (a)	802		2,855
Tractor Supply Co.	1,209		38,120
Ulta Beauty, Inc. (a)	104		52,920
Urban Outfitters, Inc. (a)	454		32,983
Williams-Sonoma, Inc.	253		51,503
			252,301

Textiles, Apparel & Luxury Goods - 3.4%
Crocs, Inc. (a)	318		37,737
NIKE, Inc. - Class B	4,296		198,604
Under Armour, Inc. - Class A (a)	2,694		15,814
			252,155

Wireless Telecommunication Services - 4.3%
T-Mobile US, Inc.	1,681		315,238
TOTAL COMMON STOCKS (Cost $7,363,933)			7,355,539

TOTAL INVESTMENTS - 99.5% (Cost $7,363,933)			7,355,539
Other Assets in Excess of Liabilities - 0.5%		0.00505	37,331
TOTAL NET ASSETS - 100.0%			$ 7,392,870

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Motley Fool Value Factor ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 7,355,539	$ –	$ –	$ 7,355,539
Total Investments	$ 7,355,539	$ –	$ –	$ 7,355,539

Refer to the Schedule of Investments for further disaggregation of investment categories.